Nature of Business and Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
State of Incorporation			Nevada
Date of Incorporation			May 10, 2010
Advertising and promotion expenses	$ 67,216	$ 9,504	$ 82,246	$ 59,956
Minimum [Member]
Ownership	20.00%
Maximum [Member]
Ownership	50.00%